Related Party Revenue Other Related Party (FY) (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Investment in affiliates	$ 902,000	$ 902,000	$ 0
Related party receivables		6,102,000	$ 0
REIT II
Related Party Transaction [Line Items]
Investment in affiliates		202,000
REIT III
Related Party Transaction [Line Items]
Investment in affiliates		700,000
Related party receivables		4,551,000
Organization and offering costs charged by Advisor and Sub-advisor	$ 2,000,000	2,000,000
Organization and offering costs receivable acquired in a business combination		3,900,000
REIT II and Other Related Parties
Related Party Transaction [Line Items]
Related party receivables		$ 1,551,000